Schedule of Non-Cancellable Lease Contract (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 1,048,599		$ 79,614
Operating lease liabilities
Current	359,353		78,281
Non-current	689,740		6,321
Total Operating lease liabilities	$ 1,049,093		$ 84,602
Weighted average remaining lease terms (in years)	2 years 11 months 8 days		9 months 21 days
ROU assets obtained in exchange for operating lease liabilities	$ 1,023,997
Amortization of ROU assets	55,012	48,272
Accretion of operating lease liabilities	1,009	2,841
Total operating lease expenses	$ 56,021	$ 51,113
Office atSuntec Tower Singapore [Member]
Lessee, Lease, Description [Line Items]
Lease term	3 years and 1 month from June 1, 2026 to June 30, 2029 (including a one-month rent-free period)
Office at Shanghai, China [Member]
Lessee, Lease, Description [Line Items]
Lease term	2 years from March 3, 2025 to March 9, 2027